Exchange differences (net)	12 Months Ended
Dec. 31, 2018
Exchange differences (net) [Abstract]
Exchange differences (net)

38.        Exchange differences (net)

Exchange differences" demonstrate the gains or losses on foreign currency transactions, the differences that arise on translations of monetary items in foreign currencies to the functional currency, and those disclosed on non-monetary assets in foreign currency at the time of their disposal.

Thousand of Reais	2018	2017	2016

Revenue with Exchange variations	12,752,765	24,008,382	16,634,809
Expenses with Exchange Variations	(15,559,237)	(23,403,326)	(12,059,995)
Total	(2,806,471)	605,056	4,574,814